Subsidiaries with material non-controlling interest (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	$ (346,260)	$ (212,582)	$ (391,401)
Investing activities	(117,559)	(138,150)	(364,876)
Financing activities	(74,052)	59,575	(24,500)
Increase in cash and cash equivalents in the year	154,649	134,007	2,025
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	74,985	60,525	(9,151)
Investing activities	(29,546)	(64,343)	(37,935)
Financing activities	(29,974)	18,096	48,021
Increase in cash and cash equivalents in the year	15,465	14,278	935
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	14,066	15,093	18,178
Investing activities	0	0	0
Financing activities	(13,900)	(15,090)	(18,500)
Increase in cash and cash equivalents in the year	166	3	(322)
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	10,323	139,155	11,839
Investing activities	(13,160)	(17,326)	(14,994)
Financing activities	0	(32,077)	0
Increase in cash and cash equivalents in the year	(2,837)	89,752	(3,155)
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(572)	(185)	(1,895)
Investing activities	0	0	0
Financing activities	0	1,477	2,717
Increase in cash and cash equivalents in the year	$ (572)	$ 1,292	$ 822